UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock Lane

Libertyville, Illinois         60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock Lane

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE FORESTER DISCOVERY FUND

SEMI-ANNUAL REPORT

September 30, 2008

This report is submitted for the general information of shareholders of The Forester Discovery Fund.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

Dear Shareholder:

The market is finally seeing what we have been seeing for quite some time.  While we did not expect the market to go down so quickly in October and November it is nonetheless tracking as expected.

We have been waiting for international markets to present us with strong risk-reward prospects.  As of the end of November, we are finally starting to get there.  We are now nearly 50% invested.  While we expect 2009 to have significant challenges, the market valuations have come down to a level where expected future returns are worthwhile.  This does not imply that the markets have “bottomed.”  We do not profess to know when this unique moment will occur.  Rather we look for times where expected future returns are worth the risk of investing in equities.  We believe that time is now and are scaling in prudently.

Going forward, on a 5 to 10 year horizon we expect to see above average stock appreciation.  The prime determinant for future returns is starting valuations.  To draw an analogy from US markets, the reason is that earnings for the entire market tend to grow about 6% per year.  So if the market begins and ends with the same ratio to peak earnings, an investor should expect a 6% return plus dividends.  If the market starts at a low ratio, an investor can see multiple expansion and higher returns.  If the multiple goes from 8 times to 12 times peak earnings, that would be a 50% return in addition to earnings growth and dividends.  That is why valuation is so important and why an investor can expect higher returns when starting at low valuations.

Looking at the US market, in November, 2008, the S&P 500 dropped to about 750.  That is about 8 times peak earnings.  Over the past 100 years, the stock market has not dropped below 7 times peak earnings.  Could it happen, sure.  But an investor would expect even higher returns going forward when starting off at much lower valuations.  Investing at these valuations should lead to exciting returns over the next 5-10 years.  The same is true for international markets

Going forward we expect the markets to be volatile.  A severe credit crunch is a difficult environment and we are working overtime to try to stay ahead of markets.  We are seeing stocks at incredible valuations right now and are trying to be careful and prudent as we go from cheap stocks to even cheaper stocks.  We do not know where the bottom is, but if one is patient and has a long term focus an investor should be well rewarded buying at these levels.

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester

President

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2008

As a shareholder of the Forester Discovery Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only,

THE FORESTER DISCOVERY FUND

and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                            THE FORESTER DISCOVERY FUND

Expenses

Beginning       Ending

paid during

account

account

period

value

value

4/1/08-

4/1/08

9/30/08

9/30/08(1)

--------------------------------------------------------------------------------

Actual

$1,000.00

$1,005.96

$6.79

Hypothetical

(5% return

before expenses)

1,000.00

1,018.10

6.89

(1)

The 1.35% expense ratio (before reimbursements) for the Forester Discovery Fund multiplied by the average account value over the period, and multiplied by 0.5014 (to reflect the one-half year period).

SECTOR BREAKDOWN

September 30, 2008

Cash - 100.0%

PORTFOLIO OF INVESTMENTS

September 30, 2008

(Unaudited)

Percent of         Market

Net Assets         Value

                Short-term Investments (Schwab

                   US Treasury Money Fund)

99.94%

$39,070

                Accrued Interest

0.06%

 9

    ---------         ---------

                Net Assets

100.00%

   $39,079

  ======         ======

                At September 30, 2008, cost is $39,079 and unrealized appreciation of securities for federal income tax purposes is $0.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008

(Unaudited)

The Forester

Discovery Fund

ASSETS

Short-term investments

$39,070

Accrued interest

 9

----------

Total assets

39,079

----------

LIABILITIES

-

---------

NET ASSETS

1,000,000,000 shares of $.0001 par value

authorized; 3,862 shares issued

and outstanding)

$39,079

======

NET ASSET VALUE, OFFERING AND REDEMPTION

PRICE PER SHARE

 ($39,079 /  3,862 shares)

$10.12

======

NET ASSETS

  At September 30, 2008, net assets consisted of:

      Paid-in capital

$38,614

      Undistributed net investment income

465

-------

$39,079

======

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

For the Six Months ended September 30, 2008

(Unaudited)

The Forester

Discovery Fund

INVESTMENT INCOME

Interest income

$245

------

Total income

245

------

EXPENSES

Investment advisory fees (Note 2)

264

------

  Total expenses

264

  Less:  expenses waived by Advisor (Note 2)

(264)

------

Net expenses

-

------

Net investment income

245

------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain on investments

-

Net change in unrealized appreciation on investments

-

------

NET INCREASE IN NET ASSETS RESULTING

  FROM OPERATIONS

$   245

=====

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

       The Forester

     Discovery Fund

Six Months

Year

Ended

Ended

Sep 30, 2008   March 31,

(unaudited)

  2008

INCREASE IN NET ASSETS FROM OPERATIONS

  Net investment income

             $   245

$ 1,372

  Net realized gain

    on investments

-

-

  Change in unrealized appreciation of investments

-

-

-------

-------

  Net increase in net assets

    resulting from operations

       245

  1,372

  Distributions to shareholders

           -

 (1,548)

  Capital share transactions (Note 5)

-

    1,548

  Total increase/(decrease)

245

     1,372

NET ASSETS

  Beginning of year

38,834

37,462

  End of year (includes undistributed net investment

              Income of $465 and $219, respectively)

$39,079

$38,834

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

FINANCIAL HIGHLIGHTS

     The Forester Discovery Fund

Six Months

Ended

For the Years  Ended March 31,

	Sep 30,2008
	(unaudited)	2008	2007	2006	2005	2004
(For a share outstanding throughout each period)

NET ASSET VALUE
Beginning of period	$10.06	$10.11	$10.09	$10.04	$10.02	$10.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)	0.06	0.37	0.44	0.28	0.09	0.04
Net realized and unrealized gain (loss) on
investment transaction	-	-	-	-	-	-

Total from investment operations	0.06	0.37	0.44	0.28	0.09	0.04

LESS DISTRIBUTIONS	0.00	(0.42)	(0.42)	(0.23)	(0.07)	(0.05)

NET ASSET VALUE
End of period	$10.12	$10.06	$10.11	$10.09	$10.04	$10.02

TOTAL RETURN (b)	0.60%	3.70%	4.40%	2.86%	0.92%	0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$39,079	$38,834	$37,462	$35,887	$34,891	$56,436
Ratio of expenses to average net assets
After waiver	0%	0%	0%	0%	0%	0%
Before waiver	1.35%*	1.35%	1.35%	1.35%	1.35%	6.33%
Ratio of net investment income to
average net assets	1.93%*	3.70%	4.30%	2.86%	0.85%	0.43%
Portfolio turnover rate	0%	0%	0%	0%	0%	108%

(a)

Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)  Total return assumes reinvestment of dividends.

* Annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008

(Unaudited)

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO

SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2008

(Unaudited)

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

(2)

TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2008, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2008, the Advisor voluntarily waived advisory fees in the amounts of $264.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the six months ended September 30, 2008, no such reimbursements were made.

(3)

PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, for the six months ended September 30, 2008.

(1)

FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The U.S. federal income tax basis of the Fund’s investments at September 30, 2008 was $38,614.

The tax character of distributions paid during the fiscal years ended March 31, 2008 and 2007 were as follows:

	2008	2007
Ordinary income	$1,548	$1,490

As of March 31, 2008 the components of distributable earnings on a tax basis were $219 of undistributed ordinary income.

(2)

CAPITAL SHARE TRANSACTIONS:

As of September 30, 2008 there were 500,000,000 shares of capital stock with a par value of $.001 authorized. The total paid in capital totaled $38,614. Transactions in capital stock were as follows:

	Six months	Year
	Ended	Ended
Sep 30, 2008		Mar 31, 2008
Shares sold	-	-
Shares issued in reinvestment
of distributions	-	155
Shares redeemed	-
	-------	-------
Net increase/(decrease) in shares	-	155
	=====	=====

Value of shares sold	-	-
Value of shares issued in rein-
vestment of distributions	-	$1,548
Value of shares redeemed	-	-
	--------	--------
Net increase in value of shares	-	$1,548
	======	======

(6) NEW ACCOUNTING PROUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on April 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements were to be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The  following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

XXX Fund                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                        $39,070                           $          -

Level 2 – Other Significant Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $39,070                           $          -

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors.  The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

Number of
Portfolios
		Term of		In Fund	Other
		Office and	Principal	Complex	Director-
Name,	Position(s)	Length	Occupations	overseen	Ships
Address,	Held with	of Time	in Past 5	by	Held by
Age	the Funds	Served	Years	Director	Director
--------------------	-----------	-------------	--------------------------------	--------------	------------
*Thomas H. Forester	Director	Indefinite	Mr. Forester has been the	2	None
Age: 49	President	7 years	President of the Advisor
Address: c/o	Treasurer		Since 2/99, Officer and
612 Paddock Lane			Portfolio Manager with
Libertyville, IL 60048			Dreman Value Advisors
from 5/97 - 1/99.

Stanley Simpson	Director	Indefinite	Mr. Simpson has been a commodities	2	None
Age: 50		1 year	Trader on the Chicago
Address: c/o			Mercantile Exchange for more than
612 Paddock Lane			five years
Libertyville, IL 60048

Number of
Portfolios
		Term of		In Fund	Other
		Office and	Principal	Complex	Director-
Name,	Position(s)	Length	Occupations	overseen	Ships
Address,	Held with	of Time	in Past 5	by	Held by
Age	the Funds	Served	Years	Director	Director
--------------------	-----------	-------------	--------------------------------	--------------	------------

Michael B. Kelley	Director	Indefinite	Mr. Kelley has been a National	2	None
Age: 48		7 years	Account Executive for American
Address: c/o			Hotel Supply since January, 2004
612 Paddock Lane			Before, he was a Sales Executive
Libertyville, IL 60048			at WW Grainger for more than 5 years

Barry Meyer	Director	Indefinite	Mr. Meyer has been President of	2	None
Age: 49		1 year	Arcspec, a distributor of commercial
Address: c/o			Construction materials for more than
612 Paddock Lane			five years
Libertyville, IL 60048

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager and owns 13% of the shares of the Discovery Fund.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2008, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

The Statement of Additional Information includes additional information about the Company’s directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.

------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(1) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc.

By:  /s/ Thomas H. Forester

     -------------------------

     Thomas H. Forester

     Principal Executive Officer

Date: November 28, 2008

     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas H. Forester

     -------------------------

     Thomas H. Forester

     Principal Executive Officer

Date: November 28, 2008

     -------------------------

By:  /s/ Thomas H. Forester

     -------------------------

     Thomas H. Forester

     Principal Financial Officer

Date: November 28, 2008